Earnings Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings per Share
Net Income (loss)	$ (833,200)	$ (868,234)	$ (416,503)	$ (152,227)	$ (1,701,434)	$ (568,730)	$ (1,568,813)	$ 675,996
Basic and diluted net loss per share	$ (0.03)		$ (0.01)		$ (0.05)	$ (0.02)
Weighted average common shares outstanding Basic and diluted shares	33,296,434		29,238,323		33,000,304	29,150,590
Anti-dilutive shares excluded from net loss per share calculation	23,951,234		23,148,234		23,951,234	23,148,234	22,623,804	3,965,000